Schedule of Number of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs))	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	211,618	320,122	360,928
Granted	91,230	72,900	64,599
Shares issued	(84,342)	(172,212)	(84,294)
Cancelled/Forfeited/Expired	(14,229)	(9,192)	(21,111)
Outstanding at end of year	204,277	211,618	320,122